Goodwill and Finite Lived Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Identified Intangible Assets

Identified intangible assets are summarized as follows:

	Amortizable	December 31, 2016
	Period	Gross	Accumulated	Net
(Dollar amounts in thousands)	(years)	Assets	Amortization	Assets

Customer Contracts	3	$549	$(526)	$23
Proprietary Software	3	917	(864)	53
Total identified intangible assets		$1,466	$(1,390)	$76

	Amortizable	December 31, 2015
	Period	Gross	Accumulated	Net
(Dollar amounts in thousands)	(years)	Assets	Amortization	Assets

Customer Contracts	3 - 5	$784	$(510)	$274
Proprietary Software	3	917	(559)	358
Total identified intangible assets		$1,701	$(1,069)	$632

Schedule of Amortization Expense for Identified Intangible Assets

Amortization and impairment expense for identified intangible assets is summarized below:

	Year Ended		Statement of
			Operations
(In thousands)	December 31, 2016	December 31, 2015	Classification

Customer Contracts	$250	499	Cost of Revenue
Proprietary Software	306	306	Cost of Revenue
Total	$556	805

Schedule of Future Amortization Expense	Based on the identified intangible assets recorded at December 31, 2016, future amortization expense is expected to be as follows (in thousands):
2017	$76